Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trading Equity:
Unrestricted cash	$ 179,658,788	$ 233,838,381
Restricted cash	29,732,655	49,210,558
Total cash	209,391,443	283,048,939
Net unrealized gain on open contracts (MS&Co.)	4,254,515	4,459,890
Net unrealized gain on open contracts (MSIP)	0	712,190
Total net unrealized gain on open contracts	4,254,515	5,172,080
Total Trading Equity	213,645,958	288,221,019
Interest receivable (Morgan Stanley Wealth Management)	6,331	0
Total Assets	213,652,289	288,221,019
LIABILTIES
Redemptions payable	6,066,814	6,926,802
Accrued placement agent fees	582,310	799,278
Accrued brokerage fees (Morgan Stanley Wealth Management & MS&Co.)	345,073	473,647
Accrued management fees	345,073	473,647
Interest payable (MS&Co. & Morgan Stanley Wealth Management)	0	1,358
Total Liabilities	7,339,270	8,674,732
PARTNERS' CAPITAL
Limited Partners (10,270,907.385 and 12,354,601.303 Units, respectively)	203,933,047	276,443,739
General Partner (119,837.441 and 138,656.441 Units, respectively)	2,379,972	3,102,548
Total Partners' Capital	206,313,019	279,546,287
Total Liabilities and Partners' Capital	$ 213,652,289	$ 288,221,019
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 19.86	$ 22.38